Critical accounting estimates and assumptions	12 Months Ended
Dec. 31, 2024
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

5.Critical accounting estimates and assumptions

When preparing the consolidated financial statements, judgments, estimates and assumptions are made that affect the carrying amount of certain assets, liabilities and expenses. These include the going concern assessment, the share-based payment transactions, the accounting for research and development expenses, the recoverable cash advances and deferred taxes. These judgments, estimates and assumptions have been reviewed for each year and are reviewed on a regular basis, taking into consideration past experience and other factors deemed relevant under the then prevailing economic conditions. Changes in such conditions might accordingly result in different estimates in the Company’s future consolidated financial statements.

5.1.Critical Judgments

Going Concern

As at December 31, 2024, the Company’s statement of financial position includes an accumulated loss of €217.7 million and total assets of €158.4 million. Current assets as of December 31, 2024, total €98.1 million, comprising €34.2 million in available cash and cash equivalents, and €51.4 million in marketable securities, primarily derived from previous public offerings. Based on cash flow forecasts for the upcoming years, which include significant expenses and cash outflows in relation to -among others- the ongoing clinical trials, the continuation of research and development projects, and the scaling-up of the Company’s manufacturing facilities, in support of the Company’s commercial launch of its Genio product in the United States, the Company believes that this cash position will be sufficient to meet the Company’s capital requirements and fund its operations for at least 12 months as from the date of this Consolidated Financial Statements. In view of the above, and notwithstanding a loss brought forward of €217.7 million as of December 31, 2024, the Board of Directors has decided, after due consideration including risks associated with potential delays in FDA approval or slower than expected US commercial success, that the application of the valuation rules in the assumption of a “going concern” is justified.

Income tax

The tax laws applicable to the Company are complex and are subject to changes in tax landscapes, new laws, guidance, and rulings issued by the tax authorities. The Company may need to make a significant judgment whether certain tax positions taken in the tax filings are uncertain and whether it is probable that those tax positions may be challenged by the tax authorities in case of a tax audit. In making this judgment, the Company considers also third-party tax advice it has obtained.

When measuring the tax liability for uncertain tax positions, the Company need to assess the likelihood that the tax position will be challenged and determine the most likely amount (or expected value amount) that may have to be paid when the tax position is not accepted, considering any penalties and late interest payable.

5.2.Critical Accounting Estimates and Assumptions

Recoverable Cash Advances

The Company benefits from recoverable cash advances granted by the Walloon Region. These are in substance financial liabilities of the Company towards the Region. The determination of the amount of the financial liability is subject to a high degree of subjectivity and requires the Company to make estimates of the future sales it will derive in the future from the products that benefited from the support of the Region.

Based on these estimates, it may be concluded that the amount of the cash advance that the Company has received from the Region exceeds the amount of the financial liability estimated by the Company. In such a situation, the difference is considered as a government grant. Subsequent re-estimation of the timing of the cash outflows of the financial liability is accounted for in profit and loss.

At each closing date, the financial liability is measured at amortized cost. When the contractual cash flows estimated by management are changed, the entity recalculates the gross carrying amount of the financial liability as the present value of the modified cash flows discounted at the original effective interest rate. The fixed part to be reimbursed has been discounted with a discount rate of 5.0% and the variable part (based on sales forecasts) with a discount rate of 12.5%. Refer also to note 17.1 When changing the estimated contractual cash flows, the Company reviews if there are indicators, either positive or negative, influencing the estimation of the timing and level of the future sales of the products benefiting from the support of the Walloon Region

Development Expenses capitalized and related impairment testing

The Company capitalizes costs for product development projects. Initial capitalization of costs is based on management’s judgement that technological and economic feasibility is confirmed, usually when a product development project has reached a defined milestone according to an established project management model.

At December 31, 2019, for the first time the Company capitalized amount of development costs for the first generation of the Genio® System. This amount includes costs related to the development of the Genio® System which received CE Mark approval in March 2019 and related improvements. Therefore, the Company is of the opinion that, from March 2019, development expenditures do meet capitalization criteria. The Company uses an estimate for certain research and development expenses related to the Genio® System and related improvements to determine the amount to be capitalized or recorded as an expense. Accordingly, the costs incurred for the first generation of the Genio® System have been recognized as development assets for a total amount of €11.4 million. No additional costs have been capitalized since July 2020. In addition, the Company started capitalizing the development costs for the improved second generation of the Genio® System and additional clinical studies as from July 2020. The total capitalized cost for the improved second generation and the additional clinical studies amounts to €42.0 million as of December 31, 2024 (2023: €37.3 million). See note 8.

The development expenses capitalized have to be tested annually for impairment during the development period, prior to the start of its amortization. The Company performs the impairment test on the smallest group of assets to which it belongs for which there are separately identifiable cash flows: its cash-generating units (“CGU’s”). Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly. The Company is a one product line company and the capitalized development expenses are only related to this product (Genio® System).The Company determined that it has two cash generating units, Genio® system launched in Europe and Genio® system launched in the United States, for which a value in use analysis has been performed.

When performing the impairment test, management needs to make significant judgments, estimates and assumptions. The Company bases its impairment calculation on detailed budgets and forecast calculations generally covering a period of three years (since the Company is in an early commercial stage). For longer periods, a growth rate is calculated and applied to future cash flows projected. See note 8.

Share-Based Payments

The Company has equity-settled share-based payment plans in place. Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the option plan. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating the fair-value for share-based payment transactions are disclosed in note 16.

Finance agreement with the European Investment Bank (“EIB”)

The Company has entered in a finance agreement with the European Investment Bank (“EIB”). This agreement is a hybrid financial instrument consisting out of a host financial loan and 3 embedded derivatives (i.e. prepayment option, partial settlement option and synthetic warrants). The Synthetic Warrants as well as the partial settlement option derivatives are however considered to be closely related to each other and are considered as one embedded derivative to be valued hereafter named Synthetic Warrants jointly.

The prepayment option is accounted for at fair value through profit and loss. The fair value is determined by management using valuation techniques which are dependent on inputs such as credit ratings, probability of (a change in) the credit rating and discount rates.

Synthetic Warrants are valued on basis of a binomial tree model and accounted for at fair value through profit and loss. The fair value of the Synthetic Warrants, which are not traded in an active market, is determined by management using valuation techniques which are dependent on inputs such as share prices, share volume, discount rates and foreign currency exchange rates. The effective interest rate method considers the transaction cost of the loan as well as the initial fair value of the non-closely related embedded derivatives that are separated from the host financial instrument.

Provision for constructive obligations

The recognition of provisions under IAS 37 requires management to make significant judgments regarding the existence and measurement of constructive obligations. The Company has a constructive obligation related to the ongoing replenishment of certain consumable components, based on business practices and customer expectations. The provision is estimated based on expected future costs, historical usage of disposable patched, and anticipated reimbursement timelines. Given the evolving commercial and regulatory landscape, the estimate is subject to periodic reassessment and may be adjusted as new information becomes available.